SHORT-TERM DEBT - 2012 Senior Notes (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
Oct. 31, 2011
Short-term Debt [Line Items]
Notional Amount of Interest Rate Swaps	$ 250
Interest rate swaps, interest rate basis	U.S. dollar LIBOR plus 258 basis points
Senior Notes 2012 Short Term [Member]
Short-term Debt [Line Items]
Amortized Principal - Current	250
Issue rate percentage of principal amount	99.91%
Fixed interest rate per annum (in hundredths)	4.45%
Maturity date	Sep. 14, 2012
Interest payment frequency	semi-annually
Semi-annual interest payment dates	March 14th and September 14th
Date payments commenced	2010-03-14
Interest Rate Swap	3
Issuance cost incurred on Senior Notes offered	$ 2